UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
September 30, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.0%
	Common Stocks – 100.0% (5)
	Aerospace & Defense – 2.9%
17,408	Boeing Company	$ 2,045,440
19,938	Honeywell International Inc.	1,655,652
14,434	Raytheon Company	1,112,428
21,581	United Technologies Corporation	2,326,863
	Total Aerospace & Defense	7,140,383
	Air Freight & Logistics – 0.6%
15,007	United Parcel Service, Inc., Class B	1,371,190
	Airlines – 0.1%
13,205	Latam Airlines Group SA, Sponsored ADR	199,131
	Auto Components – 0.2%
9,310	Cooper Tire & Rubber	286,748
5,900	Dana Holding Corporation	134,756
	Total Auto Components	421,504
	Automobiles – 0.6%
92,502	Ford Motor Company	1,560,509
	Beverages – 2.0%
70,266	Coca-Cola Company	2,661,676
28,103	PepsiCo, Inc.	2,234,189
	Total Beverages	4,895,865
	Biotechnology – 1.7%
11,864	Celgene Corporation, (2)	1,826,226
36,465	Gilead Sciences, Inc., (2)	2,291,461
10,546	PDL BioPharma Inc.	84,052
	Total Biotechnology	4,201,739
	Capital Markets – 2.1%
53,257	Charles Schwab Corporation	1,125,853
24,627	Federated Investors Inc.	668,869
7,757	Goldman Sachs Group, Inc.	1,227,235
46,141	Morgan Stanley	1,243,500
14,786	Waddell & Reed Financial, Inc., Class A	761,183
	Total Capital Markets	5,026,640
	Chemicals – 2.7%
22,557	Dow Chemical Company	866,189
17,703	E.I. Du Pont de Nemours and Company	1,036,688
14,249	Eastman Chemical Company	1,109,997
10,640	Monsanto Company	1,110,497
27,207	Olin Corporation	627,665
7,340	PPG Industries, Inc.	1,226,220
16,530	RPM International, Inc.	598,386
	Total Chemicals	6,575,642
	Commercial Banks – 2.6%
12,843	Comerica Incorporated	504,858
12,783	Fifth Third Bancorp.	230,605
11,582	First Horizon National Corporation	127,286
8,574	FirstMerit Corporation	186,142
49,105	Huntington BancShares Inc.	405,607
33,673	Regions Financial Corporation	311,812
33,569	U.S. Bancorp	1,227,954
78,213	Wells Fargo & Company	3,231,761
	Total Commercial Banks	6,226,025
	Commercial Services & Supplies – 0.3%
14,872	Deluxe Corporation	619,568
8,400	Kimball International Inc., Class B	93,156
	Total Commercial Services & Supplies	712,724
	Communications Equipment – 2.4%
2,984	Blackberry Limited, (2)	23,723
109,537	Cisco Systems, Inc.	2,565,357
14,740	Motorola Solutions Inc.	875,261
35,475	QUALCOMM, Inc.	2,389,596
	Total Communications Equipment	5,853,937
	Computers & Peripherals – 3.8%
15,359	Apple, Inc.	7,322,399
30,455	Dell Inc.	419,365
40,436	EMC Corporation	1,033,544
25,651	Hewlett-Packard Company	538,158
	Total Computers & Peripherals	9,313,466
	Consumer Finance – 0.6%
20,573	American Express Company	1,553,673
	Containers & Packaging – 0.5%
5,330	Avery Dennison Corporation	231,962
16,760	Packaging Corp. of America	956,828
	Total Containers & Packaging	1,188,790
	Distributors – 0.0%
796	Genuine Parts Company	64,388
	Diversified Consumer Services – 0.0%
5,562	Apollo Group, Inc., Class A, (2)	115,745
	Diversified Financial Services – 5.7%
200,358	Bank of America Corporation	2,764,940
27,775	Berkshire Hathaway Inc., Class B, (2)	3,152,740
52,605	Citigroup Inc.	2,551,869
12,960	CME Group, Inc.	957,485
4,327	Intercontinental Exchange, Inc., (2)	785,004
64,689	JPMorgan Chase & Co.	3,343,774
9,862	New York Stock Exchange Euronext	414,007
	Total Diversified Financial Services	13,969,819
	Diversified Telecommunication Services – 3.0%
3,700	Alaska Communications Systems Group Inc.	9,509
106,776	AT&T Inc.	3,611,164
111,815	Frontier Communications Corporation	466,269
67,351	Verizon Communications Inc.	3,142,598
	Total Diversified Telecommunication Services	7,229,540
	Electric Utilities – 0.9%
33,596	Duke Energy Corporation	2,243,541
876	Great Plains Energy Incorporated	19,447
	Total Electric Utilities	2,262,988
	Electrical Equipment – 1.0%
3,151	Eaton PLC	216,915
22,224	Emerson Electric Company	1,437,893
6,854	Rockwell Automation, Inc.	732,967
	Total Electrical Equipment	2,387,775
	Electronic Equipment & Instruments – 0.3%
48,583	Corning Incorporated	708,826
	Energy Equipment & Services – 2.3%
12,363	Baker Hughes Incorporated	607,023
2,246	Carbo Ceramics Inc.	222,601
29,590	Halliburton Company	1,424,759
9,961	National-Oilwell Varco Inc.	778,054
12,997	Noble Corporation	490,897
20,806	Schlumberger Limited	1,838,418
1,869	Tidewater Inc.	110,813
	Total Energy Equipment & Services	5,472,565
	Food & Staples Retailing – 2.1%
28,828	CVS Caremark Corporation	1,635,989
23,426	SUPERVALU INC., (2)	192,796
34,385	Wal-Mart Stores, Inc.	2,543,115
11,974	Whole Foods Market, Inc.	700,479
	Total Food & Staples Retailing	5,072,379
	Food Products – 1.4%
13,960	Archer-Daniels-Midland Company	514,286
17,628	ConAgra Foods, Inc.	534,834
15,625	Kraft Foods Inc.	819,375
46,877	Mondelez International Inc.	1,472,875
	Total Food Products	3,341,370
	Gas Utilities – 0.6%
13,418	AGL Resources Inc.	617,631
14,636	ONEOK, Inc.	780,392
	Total Gas Utilities	1,398,023
	Health Care Equipment & Supplies – 1.5%
45,691	Abbott Laboratories	1,516,484
28,854	Boston Scientific Corporation, (2)	338,746
3,976	Hologic Inc., (2)	82,104
31,998	Medtronic, Inc.	1,703,894
	Total Health Care Equipment & Supplies	3,641,228
	Health Care Providers & Services – 2.2%
9,358	Aetna Inc.	599,099
1,637	Brookdale Senior Living Inc., (2)	43,053
22,302	Express Scripts Holding Company, (2)	1,377,818
5,614	Humana Inc.	523,955
6,162	Tenet Healthcare Corporation, (2)	253,813
23,936	UnitedHealth Group Incorporated	1,714,057
11,165	Wellpoint Inc.	933,506
	Total Health Care Providers & Services	5,445,301
	Hotels, Restaurants & Leisure – 1.4%
9,393	International Game Technology	177,809
21,646	McDonald’s Corporation	2,082,562
13,188	MGM Resorts International Inc., (2)	269,563
43,350	The Wendy’s Company	367,608
4,557	Tim Hortons Inc.	264,306
5,749	Wyndham Worldwide Corporation	350,517
	Total Hotels, Restaurants & Leisure	3,512,365
	Household Durables – 0.5%
9,410	KB Home	169,568
7,325	Lennar Corporation, Class A	259,305
16,964	Newell Rubbermaid Inc.	466,510
2,393	Whirlpool Corporation	350,431
	Total Household Durables	1,245,814
	Household Products – 2.1%
10,456	Colgate-Palmolive Company	620,041
9,977	Kimberly-Clark Corporation	940,033
46,510	Procter & Gamble Company	3,515,691
	Total Household Products	5,075,765
	Industrial Conglomerates – 1.8%
15,041	3M Co.	1,796,046
108,753	General Electric Company	2,598,109
	Total Industrial Conglomerates	4,394,155
	Insurance – 2.8%
18,935	Arthur J. Gallagher & Co.	826,513
16,883	Fidelity National Financial, Inc.	449,088
20,130	Genworth Financial Inc., Class A, (2)	257,463
12,560	Kemper Corporation	422,016
26,486	Lincoln National Corporation	1,112,147
26,240	Marsh & McLennan Companies, Inc.	1,142,752
16,516	Mercury General Corporation	797,888
10,189	Prudential Financial, Inc.	794,538
11,626	Travelers Companies, Inc.	985,536
	Total Insurance	6,787,941
	Internet & Catalog Retail – 1.0%
7,722	Amazon.com, Inc., (2)	2,414,206
	Internet Software & Services – 2.8%
5,170	Akamai Technologies, Inc., (2)	267,289
25,659	eBay Inc., (2)	1,431,516
4,340	Google Inc., Class A, (2)	3,801,449
22,961	United Online, Inc.	183,229
6,424	VeriSign, Inc., (2)	326,917
27,685	Yahoo! Inc., (2)	918,035
	Total Internet Software & Services	6,928,435
	IT Services – 3.8%
29,053	Automatic Data Processing, Inc.	2,102,856
9,387	Cognizant Technology Solutions Corporation, Class A, (2)	770,860
11,474	Fidelity National Information Services	532,853
20,319	International Business Machines Corporation (IBM)	3,762,672
2,687	Lender Processing Services Inc.	89,396
9,814	Visa Inc., Class A	1,875,455
	Total IT Services	9,134,092
	Leisure Equipment & Products – 0.4%
21,208	Mattel, Inc.	887,767
634	Polaris Industries Inc.	81,900
	Total Leisure Equipment & Products	969,667
	Life Sciences Tools & Services – 0.2%
1,370	Covance, Inc., (2)	118,450
4,213	Life Technologies Corporation, (2)	315,259
	Total Life Sciences Tools & Services	433,709
	Machinery – 2.7%
3,706	Briggs & Stratton Corporation	74,565
12,391	Caterpillar Inc.	1,033,038
3,774	Cummins Inc.	501,451
11,246	Deere & Company	915,312
13,943	Illinois Tool Works, Inc.	1,063,433
5,351	Pentair Limited	347,494
11,866	Snap-on Incorporated	1,180,667
17,297	Stanley Black & Decker Inc.	1,566,589
	Total Machinery	6,682,549
	Media – 3.2%
12,544	CBS Corporation, Class B	691,927
62,276	Comcast Corporation, Class A	2,811,761
14,912	DirecTV, (2)	890,992
8,126	Gannett Company Inc.	217,696
5,070	Lamar Advertising Company, (2)	238,442
28,121	New York Times, Class A, (2)	353,481
51,096	Regal Entertainment Group, Class A	969,802
45,144	Sirius XM Radio Inc.	174,707
17,340	The Walt Disney Company	1,118,257
24,892	World Wrestling Entertainment Inc.	253,152
	Total Media	7,720,217
	Metals & Mining – 0.5%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR	20,368
23,593	Freeport-McMoRan Copper & Gold, Inc.	780,456
10,237	Southern Copper Corporation	278,856
3,047	United States Steel Corporation	62,738
	Total Metals & Mining	1,142,418
	Multiline Retail – 0.7%
8,878	Nordstrom, Inc.	498,944
18,749	Target Corporation	1,199,561
	Total Multiline Retail	1,698,505
	Multi-Utilities – 1.5%
14,000	Ameren Corporation	487,760
52,946	CenterPoint Energy, Inc.	1,269,116
7,260	Consolidated Edison, Inc.	400,316
22,250	Dominion Resources, Inc.	1,390,180
	Total Multi-Utilities	3,547,372
	Oil, Gas & Consumable Fuels – 8.8%
32,095	Chesapeake Energy Corporation	830,619
34,906	Chevron Corporation	4,241,078
20,462	ConocoPhillips	1,422,314
11,317	CONSOL Energy Inc.	380,817
6,936	EOG Resources, Inc.	1,174,126
74,199	Exxon Mobil Corporation	6,384,081
7,395	Hess Corporation	571,929
20,768	Marathon Oil Corporation	724,388
10,284	Marathon Petroleum Corporation	661,467
19,605	Occidental Petroleum Corporation	1,833,852
21,448	Peabody Energy Corporation	369,978
10,973	Phillips 66	634,459
24,031	Ship Financial International Limited	366,953
17,375	Southwestern Energy Company, (2)	632,103
23,750	Statoil ASA, Sponsored ADR	538,650
16,856	Valero Energy Corporation	575,632
	Total Oil, Gas & Consumable Fuels	21,342,446
	Personal Products – 0.2%
21,653	Avon Products, Inc.	446,052
	Pharmaceuticals – 6.3%
45,691	AbbVie Inc.	2,043,758
476	AstraZeneca PLC, Sponsored ADR	24,719
42,537	Bristol-Myers Squibb Company	1,968,612
12,124	Eli Lilly and Company	610,201
53,176	Johnson & Johnson	4,609,826
56,106	Merck & Company Inc.	2,671,207
108,416	Pfizer Inc.	3,112,623
5,422	Sanofi SA, Sponsored ADR	274,516
	Total Pharmaceuticals	15,315,462
	Real Estate Investment Trust – 2.1%
46,182	Annaly Capital Management Inc.	534,788
35,857	Brandywine Realty Trust	472,595
14,334	CubeSmart	255,719
16,442	Hospitality Properties Trust	465,309
54,457	Lexington Corporate Properties Trust	611,552
32,604	Senior Housing Properties Trust	760,977
23,740	Ventas Inc.	1,460,010
19,112	Weyerhaeuser Company	547,177
	Total Real Estate Investment Trust	5,108,127
	Road & Rail – 0.8%
12,155	Union Pacific Corporation	1,888,158
	Semiconductors & Equipment – 2.4%
15,548	Analog Devices, Inc.	731,533
35,188	Applied Materials, Inc.	617,198
959	First Solar Inc., (2)	38,561
107,122	Intel Corporation	2,455,236
17,124	Microchip Technology Incorporated	689,926
19,215	NVIDIA Corporation	298,985
27,352	Texas Instruments Incorporated	1,101,465
	Total Semiconductors & Equipment	5,932,904
	Software – 4.0%
16,588	Adobe Systems Incorporated, (2)	861,581
8,286	Autodesk, Inc., (2)	341,135
151,552	Microsoft Corporation	5,048,196
75,428	Oracle Corporation	2,501,947
18,624	Salesforce.com, Inc., (2)	966,772
	Total Software	9,719,631
	Specialty Retail – 2.7%
6,506	Abercrombie & Fitch Co., Class A	230,117
19,409	American Eagle Outfitters, Inc.	271,532
14,239	Best Buy Co., Inc.	533,963
1,872	CST Brands Inc.	55,786
11,367	Gap, Inc.	457,863
15,188	Home Depot, Inc.	1,152,010
17,078	L Brands Inc.	1,043,466
25,194	Lowe’s Companies, Inc.	1,199,486
7,525	Tiffany & Co.	576,566
19,611	TJX Companies, Inc.	1,105,864
	Total Specialty Retail	6,626,653
	Textiles, Apparel & Luxury Goods – 0.4%
5,151	VF Corporation	1,025,307
	Thrifts & Mortgage Finance – 0.3%
52,183	New York Community Bancorp Inc.	788,485
	Tobacco – 2.1%
50,557	Altria Group, Inc.	1,736,633
28,556	Philip Morris International	2,472,664
17,888	Reynolds American Inc.	872,577
	Total Tobacco	5,081,874
	Trading Companies & Distributors – 0.3%
3,200	W.W. Grainger, Inc.	837,472
	Wireless Telecommunication Services – 0.1%
14,190	Sprint Corporation, (2)	88,120
1,065	Vodafone Group PLC, Sponsored ADR	37,467
	Total Wireless Telecommunication Services	125,587
	Total Long-Term Investments (cost $164,335,647)	243,276,533

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 2.8%
$ 6,702	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $6,701,809, collateralized by $6,520,000 U.S. Treasury Bonds, 3.875%, due 8/15/40, value $6,837,850	0.000%	10/01/13	$ 6,701,809
	Total Short-Term Investments (cost $6,701,809)			6,701,809
	Total Investments (cost $171,037,456) – 102.8%			249,978,342
	Other Assets Less Liabilities – (2.8)% (3)			(6,741,284)
	Net Assets – 100%			$ 243,237,058

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
(140)	S&P 500® Index	$ (23,100,000)	10/19/13	$ 1,650	$ (617,400)
(126)	S&P 500® Index	(21,105,000)	10/19/13	1,675	(328,230)
(130)	S&P 500® Index	(21,840,000)	10/19/13	1,680	(299,000)
(214)	S&P 500® Index	(36,380,000)	10/19/13	1,700	(261,080)
(158)	S&P 500® Index	(27,018,000)	10/19/13	1,710	(131,140)
(107)	S&P 500® Index	(17,922,500)	11/16/13	1,675	(398,040)
(143)	S&P 500® Index	(24,310,000)	11/16/13	1,700	(328,185)
(131)	S&P 500® Index	(22,597,500)	11/16/13	1,725	(167,025)
(1,149)	Total Call Options Written (premiums received $4,083,310)	$ (194,273,000)			$ (2,530,100)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 243,276,533	$ —	$ —	$ 243,276,533
Short-Term Investments:
Repurchase Agreements	—	6,701,809	—	6,701,809
Derivatives:
Call Options Written	(2,530,100)	—	—	(2,530,100)
Total	$ 240,746,433	$ 6,701,809	$ —	$ 247,448,242

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $171,058,787.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation				$ 91,936,342
Depreciation				(13,016,787)
Net unrealized appreciation (depreciation) of investments				$ 78,919,555

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013